Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets
Cash	$ 2,183,463	$ 2,392,871
Amounts receivable	137,310	227,804
Prepaid expenses	573,229	825,563
Total Current Assets	2,894,002	3,446,238
Intangible assets	45,433,153	45,139,683
Property and equipment	1,226,510	1,317,287
Total Assets	49,553,665	49,903,208
Liabilities
Trade payables and accrued liabilities	229,865	191,455
Deferred revenue	17,858	219,068
Long term loan – current portion	44,635	47,740
Total Current Liabilities	292,358	458,263
Long term loan	48,193	88,231
Liabilities for employee benefits	81,402	86,015
Total Liabilities	421,953	632,509
Shareholders’ equity
Share capital	57,950,708	54,806,522
Share purchase warrants reserve	639,879	639,879
Shares to be issued	30,799	41,875
Share-based payment reserve	665,910	570,446
Translation differences reserve	(27,014)	15,746
Capital reserve for re-measurement of defined benefit plan	16,020	13,279
Deficit	(10,144,590)	(6,817,048)
Total equity	49,131,712	49,270,699
Total Liabilities and Shareholders’ Equity	$ 49,553,665	$ 49,903,208